Translation differences, fair value and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 15,371	€ 16,218	€ 20,975
Foreign exchange translation differences	259	444	(1,830)
Net investment hedging (losses)/gains	(46)	(63)	352
Remeasurements of defined benefit plans	319	293	662
Net fair value (losses)/gains - Translation differences	259	444	(1,830)
Net fair value (losses)/gains - Hedging reserve	(51)	(36)	103
Net fair value (losses)/gains - Fair value reserves	(101)	(116)
Transfer to income statement - Hedging reserve	50	(7)	(75)
Acquisition of non-controlling interests			(776)
Other increase/(decrease) - Translation differences	(1)	(3)	7
Other increase (decrease), net		6	2
Adoption of IFRS 9		4	(54)
Balance restated		15,375	16,164
Balance as of end of the year	15,401	15,371	16,218
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	(592)	(932)	483
Foreign exchange translation differences	259	444	(1,830)
Net investment hedging (losses)/gains	(40)	(66)	352
Net fair value (losses)/gains - Translation differences	259	444	(1,830)
Transfer to income statement - Translation differences	1	(37)	12
Other increase/(decrease) - Translation differences		(1)	1
Movement attributable to non-controlling interests			50
Balance restated		(932)
Balance as of end of the year	(372)	(592)	(932)
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	1,137	838	173
Remeasurements of defined benefit plans	319	293	662
Other increase (decrease), net	1	6	3
Balance restated		838
Balance as of end of the year	1,457	1,137	838
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(21)	37	10
Net fair value (losses)/gains - Hedging reserve	(17)	(28)	103
Transfer to income statement - Hedging reserve	32	(30)	(75)
Other increase (decrease), net			(1)
Balance restated		37
Balance as of end of the year	(6)	(21)	37
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	8
Net investment hedging (losses)/gains	(6)	3
Net fair value (losses)/gains - Hedging reserve	(34)	(8)
Transfer to income statement - Hedging reserve	18	23
Adoption of IFRS 9		(10)
Balance restated		(10)
Balance as of end of the year	(14)	8
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(61)	219	305
Net fair value (losses)/gains - Fair value reserves	(101)	(116)	18
Transfer to income statement - Fair value reserves	107	78	(104)
Adoption of IFRS 9		(242)
Balance restated		(23)
Balance as of end of the year	€ (55)	€ (61)	€ 219